Subsequent Events - Additional Information (Details) - USD ($)				6 Months Ended
	Mar. 29, 2021	Jan. 28, 2021	Jan. 28, 2021	Dec. 31, 2019	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Gross proceeds from stock issued				$ 25,000
Forecast | Promissory Note
Subsequent Event [Line Items]
Maximum borrowings during period	$ 7,000,000
Borrowed amount	$ 2,000,000
Waiver Agreement
Subsequent Event [Line Items]
Shares agreed to forfeit			2,000,000
Warrants agreed to forfeit			2,444,444
Class B Common Stock
Subsequent Event [Line Items]
Ordinary shares, par value		$ 0.0001	$ 0.0001
Class A Ordinary Shares
Subsequent Event [Line Items]
Ordinary shares, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A Ordinary Shares | Subscription Agreement
Subsequent Event [Line Items]
Newly issued shares			15,000,000
Gross proceeds from stock issued			$ 150,000,000
Class A Ordinary Shares | Waiver Agreement
Subsequent Event [Line Items]
Shares agreed to forfeit if threshold not achieved			4,000,000
Subsequent Event | Waiver Agreement
Subsequent Event [Line Items]
Earn out consideration achievement of stock price threshold term		5 years
Shares agreed to forfeit		2,000,000
Warrants agreed to forfeit		2,444,444
Subsequent Event | Nerdy Merger Sub
Subsequent Event [Line Items]
Business combination, aggregate consideration		$ 1,250,000,000
Business combination, cash payments in excess of amount available		$ 250,000,000
Business combination, equity consideration, per share		$ 10.00	$ 10.00
Business combination, cash		$ 265,000,000
Additional equity issued		4,000,000
Earn out consideration achievement of stock price threshold term		5 years
Subsequent Event | Nerdy Merger Sub | Maximum
Subsequent Event [Line Items]
Business combination, cash payments in excess of amount available		$ 388,200,000
Subsequent Event | Class B Common Stock
Subsequent Event [Line Items]
Ordinary shares, par value		$ 0.0001	0.0001
Subsequent Event | Class A Ordinary Shares
Subsequent Event [Line Items]
Ordinary shares, par value		$ 0.0001	0.0001
Subsequent Event | Class A Ordinary Shares | Subscription Agreement
Subsequent Event [Line Items]
Newly issued shares		15,000,000
Gross proceeds from stock issued		$ 150,000,000
Subsequent Event | Class A Ordinary Shares | Waiver Agreement
Subsequent Event [Line Items]
Number of shares for which right to receive is agreed to be waived		15,000,000
Shares agreed to forfeit if threshold not achieved		4,000,000
Subsequent Event | Warrant | Nerdy Merger Sub
Subsequent Event [Line Items]
Ownership percentage		90.00%
Subsequent Event | Member Units | Nerdy Merger Sub
Subsequent Event [Line Items]
Ownership percentage		60.00%
Subsequent Event | Nerdy | Warrant
Subsequent Event [Line Items]
Class of warrants price per share		$ 11.50	11.50
Subsequent Event | TPG Pace Tech Opportunities Sponsor, Series LLC | Warrant | Class A Ordinary Shares
Subsequent Event [Line Items]
Class of warrants price per share		$ 11.50	$ 11.50